Pay vs Performance Disclosure, with Additional Measures	12 Months Ended
Dec. 31, 2024 $ / shares shares
InsiderTradingArrangements
Equity Awards Adjustments, Footnote [Text Block]

Equity Compensation Plans as of December 31, 2024.

Equity Compensation Plan Information
	Number of securities to be issued upon exercise of outstanding options, warrants and rights	Weighted-average exercise price of outstanding options, warrants and rights	Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a))
Plan category	(a)	(b)	(c)
Equity compensation plans approved by security holders(1)	412,250	$1.02	2,167,750
Equity compensation plans not approved by security holders(2)	82,613	$5.50	0
Total	494,863	$1.77	2,167,750

1.

Reflects shares of common stock to be issued pursuant to our 2020 Equity Incentive for the benefit of our directors, officers, employees and consultants. We have reserved 2,600,000 shares of common stock for such persons pursuant to our 2020 Equity Incentive Plan.

2.

Represents warrants to purchase 82,613 shares of common stock issued to the underwriter in our IPO. The warrants have an exercise price of $5.50, are exercisable beginning on February 22, 2023 and expire on August 25, 2027.

Weighted-average exercise price of outstanding options, warrants and rights | $ / shares	$ 1.77
Number of securities to be issued upon exercise of outstanding options, warrants and rights approved by security holders	412,250
Number of securities to be issued upon exercise of outstanding options, warrants and rights not approved by security holders	82,613
Number of securities to be issued upon exercise of outstanding options, warrants and rights	494,863
Weighted-average exercise price of outstanding options, warrants and rights approved by security holders | $ / shares	$ 1.02
Weighted-average exercise price of outstanding options, warrants and rights not approved by security holders | $ / shares	$ 5.50
Number of securities remaining available for future issuance under equity compensation plans	2,167,750
Number of securities remaining available for future issuance under equity compensation plans approved by security holders	2,167,750
Number of securities remaining available for future issuance under equity compensation plans not approved by security holders	0